Shareholders' Equity (Details)		1 Months Ended							3 Months Ended		12 Months Ended
	Aug. 03, 2017 USD ($) $ / shares	Jan. 25, 2019 USD ($) $ / shares shares	Dec. 27, 2018 USD ($) $ / shares shares	Dec. 21, 2018 USD ($)	Oct. 25, 2018	Oct. 24, 2018 USD ($) $ / shares shares	Apr. 24, 2017 shares	Sep. 30, 2016 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Sep. 26, 2018 Employees	Aug. 22, 2018 Employees
Shareholders' Equity (Textual)
Stock based compensation									$ 88,205	$ 1,023,496	$ 4,746,605	$ 6,602,806
Recognized total expense											22,500	$ 155,001
Gross proceeds from equity	$ 7,000,000
Unamortized stock compensation for non-employees											$ 104,167
Common stock, shares issued | shares									27,656,121		23,640,621	9,182,470
Strategic Advisory Board Amendments [Member]
Shareholders' Equity (Textual)
Common stock issued, shares | shares											14,458,151
Aggregate shares of common stock | shares						4,000,000
Restricted common stock, description											The SAB Amendments extend the term of the agreements from November 1, 2018 until October 31, 2019 and provide for the following equity-based compensation: (a) for Dr. Frost, an award of 150,000 shares of the Company's unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company's unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments).
Purchase price of per share | $ / shares						$ 0.55
Offered shares in private placement						$ 5,500,000
Offered shares of common stock, shares | shares						10,000,000
Strategic Advisory Board Amendments [Member] | Maximum [Member]
Shareholders' Equity (Textual)
Offered shares in private placement				$ 5,500,000
Strategic Advisory Board Amendments [Member] | Minimum [Member]
Shareholders' Equity (Textual)
Offered shares in private placement				5,000,000
Prime Government Contractor [Member]
Shareholders' Equity (Textual)
Minimum of goods and services				$ 4,000,000
Stock Award Agreements [Member]
Shareholders' Equity (Textual)
Stock based compensation											$ 944,300
Common Stock [Member]
Shareholders' Equity (Textual)
Common stock issued, shares | shares		4,015,500	4,000,000
Aggregate shares of common stock | shares												500
Conversion of 2016 related party convertible notes and accrued interest, Shares | shares											6,177,411
Conversion of 2017 related party convertible note and accrued interest,Shares | shares											4,030,740
Common stock per price | $ / shares		$ 0.50	$ 0.50
Aggregate amount		$ 2,007,750	$ 2,000,000
Preferred Stock [Member]
Shareholders' Equity (Textual)
Preferred stock converted shares | shares							100,100
Aggregate shares of common stock | shares							250,250
Stock Compensation Plan [Member]
Shareholders' Equity (Textual)
Aggregate shares of common stock | shares								1,349,000
Restricted common stock, description								The Company issued 1,349,000 shares of restricted common stock outside of the 2015 Equity Plan to Jay Nussbaum, Felicia Hess, Daniyel Erdberg, Kendall Carpenter, Mike Silverman and Reginald Brown pursuant to Stock Award Agreements. The shares will vest upon consummation of a significant equity and/or debt financing of at least $5,000,000 provided that the holder remains engaged by the Company through the vesting date. On August 3, 2017, these awards were modified so that the restrictions set forth in the RSA lapse upon the earlier of (i) consummation of a significant equity and/or debt financing from which the Company receives gross proceeds of at least $7,000,000 or (ii) a change in control (as defined in the RSA Amendment), provided that, in either case, the holder remains engaged by the Company through the date of such event.
Shares vest upon consummation of equity and/or debt financing								$ 5,000,000
Stock Compensation Plan [Member] | Five Management Employees And Four Directors [Member]
Shareholders' Equity (Textual)
Number of management employees | Employees													5	5
Strategic Advisory Board Amendments [Member]
Shareholders' Equity (Textual)
Recognized total expense											$ 20,833
Restricted common stock, description					The SAB Amendments extend the term of the agreements from November 1, 2018 until October 31, 2019 and provide for the following equity-based compensation: (a) for Dr. Frost, an award of 150,000 shares of the Company's unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company's unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments).
Warrant term	5 years
Warrant exercise price | $ / shares	$ 1.00
Unamortized stock compensation									$ 31,667
Expense									$ 72,500
Description of equity based compensation									The SAB Amendments extend the term of the agreements from May 1, 2017 until April 30, 2018 and provide for the following equity based compensation: (a) for Dr. Frost, a warrant to purchase 2,000,000 shares of the Company's Common Stock (the "Frost Warrant") and an award of 150,000 shares of the Company's unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company's unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments). The Warrant has a term of five years and exercise price of $1.00 per share subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events. The Company recognized $39,791 expense for the pro rata portion of shares earned by the two members during the three months ended March 31, 2018, amortizing the expense over the 12 months of the service agreement regardless of the vesting condition.